Long-term bank loans and Convertible Notes	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Long-term bank loans and Convertible Notes

8.         Long-term bank loans and Convertible Notes:

Details of the Company’s credit facilities are discussed in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2023, included in the 2023 Annual Report and supplemented by the new activities presented below during the six-month period ended June 30, 2024.

Long-term bank loans

New Financing activities during the six-month period ended June 30, 2024

i) ABN AMRO $94,100 Facility:

In April 2024, the Company entered into a loan agreement with ABN AMRO Bank N.V. for a loan amount of up to $94,100 (the “ABN AMRO $94,100 Facility”). The full amount of the loan was drawn on April 12, 2024. The ABN AMRO $94,100 Facility is repayable in 20 consecutive quarterly installments of $3,906 and a balloon payment of $16,000 payable together with the last installment in April 2029. The ABN AMRO $94,100 Facility is secured by first priority mortgages on the vessels Copenhagen Eagle (to be renamed or “tbr” Star Copenhagen), Crane, Star Gibraltar, Greenwich Eagle (tbr Star Greenwich), Hong Kong Eagle (tbr Star Hong Kong), Helsinki Eagle (tbr Star Helsinki), Ibis Bulker, Mystic Eagle (tbr Star Mystic), Nighthawk (tbr Star Nighthawk), Puffin Bulker (tbr Star Puffin), Stamford Eagle (tbr Star Stamford) and Westport Eagle (tbr Star Westport).

 8.            Long-term bank loans and Convertible Notes - continued:

Long-term bank loans (continued)

ii) ING $94,000 Facility

In April 2024, the Company entered into a loan agreement with ING Bank N.V., London Branch for a loan amount of up to $94,000 (the “ING $94,000 Facility”). The full amount of the loan was drawn by the Company on April 12, 2024. The ING $94,000 Facility is repayable in 20 consecutive quarterly installments of $3,917 and a balloon payment of $15,667 payable together with the last installment in April 2029. The ING $94,000 Facility is secured by first priority mortgages on the vessels Dublin Eagle (tbr Star Dublin), Egret Bulker, Groton Eagle (tbr Groton), Jay, New London Eagle (tbr Star New London), Oriole (tbr Star Oriole), Oslo Eagle (tbr Star Oslo), Roadrunner Bulker (tbr Star Runner), Star Rotterdam, Rowayton Eagle (tbr Star Rowayton), Star Sandpiper and Shanghai Eagle (tbr Star Shanghai).

iii) DNB $100,000 Facility

In April 2024, the Company entered into a loan agreement with DNB Bank ASA for a loan amount of up to $100,000 (the “DNB $100,000 Facility”). The full amount of the loan was drawn by the Company on April 12, 2024. The DNB $100,000 Facility (after being adjusted with the prepayment made in connection with the sale of the vessel Crowned Eagle mentioned below) is repayable in 20 consecutive quarterly installments of $3,301 and a balloon payment of $28,203 payable together with the last installment in April 2029. The DNB $100,000 Facility is secured by first priority mortgages on the vessels Gannet Bulker, Grebe Bulker, Halifax Eagle (tbr Star Halifax), Hamburg Eagle (tbr Star Hamburg), Imperial Eagle (tbr Star Imperial), Kingfisher, Owl (tbr Star Owl), Santos Eagle (tbr Star Santos), Star Singapore, Southport Eagle (tbr Star Southport), Stockholm Eagle (tbr Star Stockholm) and Valencia Eagle (tbr Star Valencia).

iv) ESUN $100,000 Facility

In April 2024, the Company entered into a loan agreement with E.SUN commercial Bank Ltd. for a loan amount of up to $100,000 (the “ESUN $100,000 Facility”). The full amount of the loan was drawn by the Company on April 23, 2024 in 13 tranches and is repayable in aggregate installments as follows: i) 13 consecutive quarterly installments of $3,024, ii) one installment of $8,024, iii) one installment of $4,852, iv) one installment of $2,352, v) one installment of $4,182, vi) three installments of $2,129, vii) one installment of $4,050, viii) two installments of $1,936, ix) one installment of $3,985, x) three installments of $1,711 and xi) a balloon payment of $17,850 payable together with the last installment in April 2031. The ESUN $100,000 Facility is secured by first priority mortgages on the vessels Antwerp Eagle (tbr Star Antwerp), Bittern (tbr Star Bittern), Star Canary, Cape Town Eagle (tbr Star Cape Town), Fairfield Eagle (tbr Star Fairfield), Star Goal, Madison Eagle (tbr Star Madison), Martin, Petrel Bulker (tbr Star Petrel), Stonington Eagle (tbr Star Stonington), Sydney Eagle (tbr Star Sydney), Tokyo Eagle (tbr Star Tokyo) and Vancouver Eagle (tbr Star Vancouver).

All amounts drawn under the abovementioned facilities were used to refinance the assumed debt upon completion of the Eagle Merger as described below.

8.            Long-term bank loans and Convertible Notes - continued:

Long-term bank loans (continued)

Repayments

In addition to the scheduled repayments during the six-month period ended June 30, 2024 and in connection with the sale of vessels described in Note 5, the Company prepaid the following amounts: i) $9,111 corresponding to the outstanding loan amount of the vessel Star Bovarius under the ING Facility, ii) an aggregate amount of $23,814 corresponding to the outstanding loan amount of the vessels Big Fish, Big Bang and Pantagruel under the NBG $151,085 Facility and iii) $5,821 corresponding to the outstanding loan amount of the vessel Star Dorado under the Citi $100,000 Facility, iv) $6,340 corresponding to the outstanding amount of the vessel Star Audrey under the ABN $67,897 Facility, v) $4,888 corresponding to the outstanding loan amount of the vessel Star Paola under the ABN AMRO $97,150 Facility, vi) $5,629 corresponding to the outstanding loan amount of the vessel Star Pyxis under the Citi $100,000 Facility and vii) $5,769 corresponding to the outstanding loan amount of the vessel Crowned Eagle under the DNB $100,000 Facility. In addition, the Company prepaid the outstanding loan amount of $58,500 under the latest drawn tranche of ING Facility of $62,000, with original maturity in November 2024.

By April 15, 2024, and as a result of $388,120 borrowed under the abovementioned drawdowns, the assumed outstanding debt of Eagle at the acquisition date of $375,500 was repaid in full, including all accrued interest and fees and all available commitments under Eagle’s debt facility were cancelled.

The principal payments required to be made after June 30, 2024 for the Company’s then-outstanding bank loans, are as follows:

Twelve month periods ending	Amount
June 30, 2025	$227,014
June 30, 2026	266,008
June 30, 2027	326,701
June 30, 2028	254,588
June 30, 2029	218,303
June 30, 2030 and thereafter	112,920
Total Long-term bank loans	$1,405,534
Unamortized loan issuance costs	(9,458)
Total Long-term bank loans, net	$1,396,076
Current portion of long-term bank loans	227,014
Long-term bank loans, net of current portion and unamortized loan issuance costs	1,169,062

All of the Company’s bank loans bear interest at SOFR plus a margin. In addition, the Company previously entered into a number of interest rate swaps (Note 13), and has converted a total of $125,731 of its outstanding debt as of June 30, 2024 from floating benchmark rate to an average fixed rate of 61 bps with average maturity of 1.3 years. The weighted average interest rate (including the margin) related to the Company’s debt including lease financings (Note 7) and the Convertible Notes as described below, and taking into account the interest rates swaps that Company for the six-month periods ended June 30, 2023 and 2024 was 4.67% and 6.60%, respectively.

8.        Long-term bank loans and Convertible Notes - continued:

As of December 31, 2023, and June 30, 2024, the Company was required to maintain minimum liquidity, not legally restricted, of $58,000 and $78,000, respectively, which is included within “Cash and cash equivalents” in the consolidated balance sheets. In addition, as of December 31, 2023 and June 30, 2024, the Company was required to maintain a minimum liquidity, legally restricted (including the cash collateral required under certain of the Company’s FFAs as described in Note 13 and not limited to loan agreements covenants), of $34,269 and $22,956, respectively, and is presented under “Restricted cash, current and non-current” in the consolidated balance sheets. The increase in restricted cash is mainly attributable to the increase in collateral required under certain of the Company’s financial instruments (Note 13).

Convertible Notes

In April 2024 and in connection with the Eagle Merger, the Company entered into a first supplemental indenture (the “Supplemental Indenture”) with the trustee of the Convertible Notes previously held by Eagle, which amended and supplemented the existing base indenture (as amended by the Supplemental Indenture, the “Indenture”) governing the Convertible Notes. The Supplemental Indenture provides that, among other things, from and after the Effective Time, the right to convert each $1,000 principal amount of Convertible Notes into shares of Eagle common stock will be changed into a right to convert such principal amount of Convertible Notes into the kind and amount of shares of Star Bulk common stock that a holder of a number of shares of Eagle common stock equal to the conversion rate immediately prior to the Effective Time would have been entitled to receive at the Effective Time. Accordingly, from and after the Effective Time, each $1,000 principal amount of Convertible Notes became convertible subject to the terms and conditions of the Indenture at a conversion rate equal to 83.6702 shares of Company’s common stock (subject to further adjustments in accordance with the Indenture). In addition, the Convertible Notes were guaranteed by the Company pursuant to the Supplemental Indenture.

The Convertible Notes bear interest at a rate of 5.00% per annum on the outstanding principal amount thereof, payable semi-annually in arrears on February 1 and August 1 of each year. The Convertible Notes may bear additional interest upon certain events, as set forth in the Indenture.

The outstanding Convertible Notes mature on August 1, 2024 (the “Maturity Date”) (Note 15), unless earlier repurchased, redeemed or converted pursuant to their terms.

As of June 30, 2024, the estimated fair value based on market data of the Convertible Notes was $145,890.

As of June 30, 2024, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements, Convertible Notes and lease financings (Note 7), which are described above and in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2023, included in the 2023 Annual Report.

8.        Long-term bank loans and Convertible Notes - continued:

Share Lending Agreement

In connection with the issuance of the Convertible Notes by Eagle, certain persons had entered into an arrangement to borrow up to 511,840 shares of Eagle common stock through JCS, an initial purchaser of the Convertible Notes.

Upon closing of the Eagle Merger, the Eagle shares lent to JCS were exchanged for 1,341,584 shares of Star Bulk common stock.

While the Share Lending Agreement does not require cash payment upon return of the shares, physical settlement is required (i.e., the Eagle loaned shares must be returned at the end of the arrangement). In view of this share return provision and other contractual undertakings of JCS in the Share Lending Agreement, which have the effect of substantially eliminating the economic dilution that otherwise would result from the issuance of borrowed shares, the Eagle loaned shares are not considered issued and outstanding for the purpose of computing and reporting the Company’s basic and diluted weighted average shares or earnings per share. If JCS were to file bankruptcy or commence similar administrative, liquidating or restructuring proceedings, the Company would have to consider the 511,840 shares lent to JCS as issued and outstanding for the purposes of calculating earnings per share.

The amounts of “Interest and finance costs” included in the unaudited interim condensed consolidated income statements are analyzed as follows:

	Six months ended June 30,
	2023	2024
Interest on financing agreements	$43,323	$46,683
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 13)	(14,412)	(2,792)
Amortization of debt (loan & lease) issuance costs	1,990	1,691
Other bank and finance charges	830	530
Interest and finance costs	$31,731	$46,112

During the six-month period ended June 30, 2024, the Company wrote off an amount of $954 of unamortized debt issuance costs and incurred other expenses of $56, mainly in connection with the loan prepayments discussed above, which are included under “Loss on debt extinguishment, net” in the unaudited interim condensed consolidated income statement for the corresponding period.